CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 3,057,466	$ 212,243	$ 25,759
Accounts receivable net	74,717	225,899	86,697
Inventory, net	51,685	43,513	58,879
Prepaid expense and other current assets	226,696	249,454	63,050
Total current assets	3,410,564	731,109	234,385
Property and equipment, net	81,709	34,446	15,700
Other Assets:
Capitalized patents, net	10,958	11,792	16,328
Total other assets	10,958	11,792	16,328
Total assets	3,503,231	777,347	266,413
Current liabilities
Accounts payable and accrued liabilities, including related parties	588,354	571,828	960,725
Accrued compensation	932,661	2,515,256	3,955,190
Deferred revenue	4,840,323	18,895	0
Note payable - related party	35,000	97,743	210,888
Note payable	0	131,722	0
Convertible notes, net of discount of $497,961	196,883	157,039	0
Convertible notes, related party - net of discount of $30,913	12,480	9,087	0
Total current liabilities	6,605,701	3,501,570	5,126,803
Note payable - long term	0	0	131,722
Total liabilities	6,605,701	3,501,570	5,258,525
Commitments and contingencies
Stockholder's deficiency
Preferred Stock, $.0001 par value; 100,000,000 shares authorized; No shares issued and outstanding as of March 31, 2019 and December 31 2018 and 2017, respectively	0	0	0
Common Stock, $.0001 par value; 200,000,000 shares authorized; 154,621,112, 154,292,497, and 142,132,374 issued and outstanding as of March 31, 2019 and December 31, 2018 and 2017, respectively	15,461	15,429	14,213
Additional paid-in capital	19,061,861	18,981,570	13,638,806
Accumulated deficit	(22,179,792)	(21,721,222)	(18,645,131)
Total stockholder's deficiency	(3,102,470)	(2,724,223)	(4,992,112)
Total liabilities and stockholders' deficiency	$ 3,503,231	$ 777,347	$ 266,413